Document And Entity Information	0 Months Ended
Jul. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2013
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Central Index Key	0000769220
Amendment Flag	false
Document Creation Date	Jul. 29, 2014
Document Effective Date	Jul. 29, 2014
Prospectus Date	Nov. 29, 2013